Cover Document	6 Months Ended
Jun. 30, 2019
Entity [Abstract]
Entity Registrant Name	HILTON DOMESTIC OPERATING COMPANY INC.
Entity Central Index Key	0001708510
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Amendment Flag	false
Document Type	S-4
Document Period End Date	Jun. 30, 2019